TAXES RECOVERABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
TAXES RECOVERABLE
VAT Recoverable	$ 1,731	$ 179
GST Recoverable	22	16
Income Taxes Recoverable	17	0
Total Taxes Recoverable	$ 1,770	$ 195